Average Annual Total Returns			12 Months Ended	16 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
MerQube Hedged Premium Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MerQube Hedged Premium Income Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		12.96%	13.07%
S&P 500 Total Returns (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500 Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		17.88%	19.19%
Kensington Hedged Premium Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Institutional Class Shares Return before taxes
Average Annual Return, Percent	[1]		11.30%	11.58%
Performance Inception Date	[1]	Sep. 04, 2024
Kensington Hedged Premium Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Institutional Class Shares Return after taxes on distributions(1)
Average Annual Return, Percent	[1]		11.19%	11.40%
Kensington Hedged Premium Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Institutional Class Shares Return after taxes on distributions and sale of Fund Shares(1)
Average Annual Return, Percent	[1]		6.76%	8.77%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.